Accounts Payables, Other Payables and Contract Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Payables, Other Payables and Contract Liabilities [Abstract]
Schedule of Accounts Payables, Other Payables and Contract Liabilities
	As of March 31,
	2026	2025
	US$	US$
Accounts payable	1,530,777	1,716,216
Accrued expenses	178,397	168,170
Contract liabilities	576,284	430,735
	2,285,458	2,315,121